Cash flow statement	12 Months Ended
Dec. 31, 2024
Disclosure of cash flow statement [Abstract]
Cash flow statement	Note 42: Cash flow statement
(A)Change in operating assets

	2024 £m	2023 £m	2022 £m
Change in financial assets held at amortised cost	(21,106)	12,311	(1,639)
Change in financial assets at fair value through profit or loss	(9,872)	(22,539)	26,219
Change in derivative financial instruments	(4,082)	1,805	(7,704)
Change in other operating assets	(4,562)	(687)	(141)
Change in operating assets	(39,622)	(9,110)	16,735
(B)Change in operating liabilities

	2024 £m	2023 £m	2022 £m
Change in deposits from banks	4	(1,110)	(388)
Change in customer deposits	11,324	(3,850)	(1,207)
Change in repurchase agreements	57	(10,893)	17,471
Change in financial liabilities at fair value through profit or loss	2,619	6,925	(4,849)
Change in derivative financial instruments	1,524	(3,893)	5,982
Change in debt securities in issue at amortised cost	(4,824)	2,094	1,651
Change in insurance contracts[1]	1,941	9,845	(14,901)
Change in investment contract liabilities	6,250	5,502	(1,414)
Change in other operating liabilities[2]	4,708	(388)	(864)
Change in operating liabilities	23,603	4,232	1,481
1Includes insurance contracts presented within disposal group liabilities.
2Includes a decrease of £371 million (2023: increase of £315 million; 2022: decrease of £158 million) in respect of lease liabilities.
(C)Non-cash and other items

	2024 £m	2023 £m	2022 £m
Interest expense on subordinated liabilities	742	720	697
Hedging valuation adjustments on subordinated debt	(271)	141	(1,871)
Accretion of discounts and amortisation of premiums and issue costs	195	1,259	462
Revaluation of investment properties	(67)	87	511
Net gain on sale of financial assets at fair value through other comprehensive income	(7)	(122)	(92)
Share of post-tax results of associates and joint ventures	13	16	(10)
Profit on disposal of tangible fixed assets	(36)	(61)	(121)
Net (credit) charge in respect of defined benefit schemes	(11)	(79)	125
Depreciation and amortisation	3,426	2,905	2,396
Regulatory and legal provisions	899	675	255
Other provision movements	(206)	(30)	(74)
Allowance for loan losses	494	315	1,372
Write-off of allowance for loan losses, net of recoveries	(1,029)	(1,115)	(759)
Impairment (credit) charge on undrawn balances	(51)	–	122
Impairment (credit) charge on financial assets at fair value through other comprehensive income	(3)	(2)	6
Transactions in own shares	(173)	103	(60)
Transfers to income statement from reserves	2,597	1,838	43
Foreign exchange impact on balance sheet[1]	1	502	(286)
Other non-cash items	42	176	185
Total non-cash items	6,555	7,328	2,901
Contributions to defined benefit schemes	(175)	(1,345)	(2,533)
Payments in respect of regulatory and legal provisions	(401)	(378)	(625)
Other	11	17	13
Total other items	(565)	(1,706)	(3,145)
Non-cash and other items	5,990	5,622	(244)
1When considering the movement on each line of the balance sheet, the impact of foreign exchange rate movements is removed in order to show the underlying cash impact.
Note 42: Cash flow statement continued
(D)Acquisition of Group undertakings, businesses and joint ventures

	2024 £m	2023 £m	2022 £m
Net assets acquired:
Cash and cash equivalents	–	38	–
Intangible assets	–	182	68
Other assets	–	672	131
Deferred tax	–	(58)	–
Other liabilities	–	(646)	(146)
Goodwill arising on acquisition	–	143	335
Cash consideration	–	331	388
Less cash and cash equivalents acquired	–	(38)	(74)
Net cash outflow arising from acquisition of subsidiaries and businesses	–	293	314
Acquisition of and additional investment in joint ventures	179	87	95
Net cash outflow from acquisitions in the year	179	380	409
(E)Analysis of cash and cash equivalents as shown in the balance sheet

	2024 £m	2023 £m	2022 £m

Cash and balances at central banks	62,705	78,110	91,388
Less mandatory reserve deposits[1]	(21)	(1,930)	(2,111)
	62,684	76,180	89,277
Loans and advances to banks and reverse repurchase agreements	15,175	19,048	14,418
Less amounts with a maturity of three months or more	(7,043)	(6,390)	(7,866)
	8,132	12,658	6,552
Total cash and cash equivalents	70,816	88,838	95,829
1Mandatory reserve deposits are held with local central banks in accordance with statutory requirements. Where these deposits are not held in demand accounts and are not available to finance the Group’s day-to-day operations they are excluded from cash and cash equivalents.
Included within cash and cash equivalents at 31 December 2024 is £23 million (2023: £31 million; 2022: £37 million) of restricted cash and cash equivalents held within the Group’s long-term insurance and investments operations, which is not immediately available for use in the business.